Issued capital - Summary of Issued Capital (Detail) ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Ending balance	¥ 2,081,138	$ 293,734	¥ 2,081,138
Ordinary shares issued and fully paid
Ending balance			40,858,290
Equity
Ending balance	¥ 2,081,138	$ 293,734	¥ 2,081,138
One special share issued and fully paid at US$0.10 per share	Less than RMB 1 thousand(US$1 thousand)	Less than RMB 1 thousand(US$1 thousand)	Less than RMB 1 thousand(US$1 thousand)
Non-redeemable convertible cumulative preference shares
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary share of par value US$0.10 each	100,000		100,000	100,000